Derivative Instruments (Offsetting Of Derivative Liabilities) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ (3,896,881)	$ (12,363,679)
Gross amounts offset in the Statement of Financial Condition	2,518,766	9,048,767
Net amounts of liabilities presented in the Statement of Financial Condition	(1,378,115)	(3,314,912)	(917,275)
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		(2,662,957)
Gross amounts offset in the Statement of Financial Condition		1,992,486
Net amounts of liabilities presented in the Statement of Financial Condition		(670,471)
Forward Currency Contracts [Member] | Counterparty F [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	(3,896,881)
Gross amounts offset in the Statement of Financial Condition	2,518,766
Net amounts of liabilities presented in the Statement of Financial Condition	(1,378,115)
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		(9,700,722)
Gross amounts offset in the Statement of Financial Condition		7,056,281
Net amounts of liabilities presented in the Statement of Financial Condition		$ (2,644,441)